COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY

                        COVA VARIABLE ANNUITY ACCOUNT ONE

                      SUPPLEMENT DATED OCTOBER 28, 1998 TO

                          PROSPECTUS DATED MAY 1, 1998

The following information is in addition to certain information contained in your prospectus for the Cova variable annuity.

1. The following paragraph is added to Section 4 - Investment Options - Dollar Cost Averaging:

     Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

2. The following information for the period ended June 30, 1998 is added to Appendix A - Condensed Financial Information:

                                                              Period
                                                              Ended
                                                              6/30/98
                                                              (unaudited)
                                                              -----------
COVA SERIES TRUST

Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
Beginning of Period                                           $12.88
End of Period                                                 $13.51
Number of Accum. Units Outstanding                         6,151,600

Mid-Cap Value Sub-Account
Beginning of Period                                           $10.47
End of Period                                                 $11.21
Number of Accum. Units Outstanding                           795,251

Large Cap Research Sub-Account
Beginning of Period                                           $ 9.90
End of Period                                                 $11.34
Number of Accum. Units Outstanding                           464,192

Developing Growth Sub-Account
Beginning of Period                                           $10.53
End of Period                                                 $11.31
Number of Accum. Units Outstanding                           701,432

Managed by J.P. Morgan Investment
Management Inc.

Select Equity Sub-Account
Beginning of Period                                           $14.05
End of Period                                                 $15.80
Number of Accum. Units Outstanding                         8,986,842

Small Cap Stock Sub-Account
Beginning of Period                                           $13.49
End of Period                                                 $14.02
Number of Accum. Units Outstanding                         4,937,599

International Equity Sub-Account
Beginning of Period                                           $11.46
End of Period                                                 $13.06
Number of Accum. Units Outstanding                         6,578,152

Quality Bond Sub-Account
Beginning of Period                                           $11.16
End of Period                                                 $11.53
Number of Accum. Units Outstanding                         2,191,199

Large Cap Stock Sub-Account
Beginning of Period                                           $14.89
End of Period                                                 $17.66
Number of Accum. Units Outstanding                         2,624,260

LORD ABBETT SERIES FUND, INC.
Growth and Income Sub-Account
Beginning of Period                                           $30.84
End of Period                                                 $33.66
Number of Accum. Units Outstanding                        18,092,138

GENERAL AMERICAN CAPITAL COMPANY
Money Market Sub-Account
Beginning of Period                                           $10.67
End of Period                                                 $10.89
Number of Accum. Units Outstanding                           966,618

AIM VARIABLE INSURANCE FUNDS, INC.
AIM V.I. Capital Appreciation Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.21
Number of Accum. Units Outstanding                           94,788

AIM V.I. International Equity Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.80
Number of Accum. Units Outstanding                          147,132

AIM V.I. Value Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.76
Number of Accum. Units Outstanding                          232,878

MFS VARIABLE INSURANCE TRUST

MFS Emerging Growth Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $12.07
Number of Accum. Units Outstanding                          224,942

MFS Research Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.81
Number of Accum. Units Outstanding                          182,395

MFS Growth With Income Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.54
Number of Accum. Units Outstanding                          245,170

MFS High Income Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $10.40
Number of Accum. Units Outstanding                           68,090

MFS World Governments Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $10.17
Number of Accum. Units Outstanding                              961

MFS/Foreign & Colonial Emerging Markets Equity Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $ 8.68
Number of Accum. Units Outstanding                           55,324

VARIABLE INSURANCE PRODUCTS FUND

VIP Growth Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.25
Number of Accum. Units Outstanding                            3,710

VIP Equity-Income Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $10.60
Number of Accum. Units Outstanding                            3,470

VARIABLE INSURANCE PRODUCTS FUND II

VIP II Contrafund Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.18
Number of Accum. Units Outstanding                            2,210

VARIABLE INSURANCE PRODUCTS FUND III

VIP III Growth Opportunities Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $10.56
Number of Accum. Units Outstanding                            3,657

VIP III Growth & Income Sub-Account
Beginning of Period                                          $10.00
End of Period                                                $11.09
Number of Accum. Units Outstanding                           38,401

The investment portfolios managed by A I M Advisors, Inc. and Massachusetts Financial Services Company commenced investment operations on January 2, 1998. The investment portfolios managed by Fidelity Management & Research Company, Inc. commenced investment operations on February 17, 1998.

3.   The following  information replaces the information contained in Appendix B
     - Performance Information:

FUTURE PERFORMANCE WILL VARY AND THE RESULTS SHOWN ARE NOT NECESSARILY REPRESENTATIVE OF FUTURE RESULTS.

Note: The figures in Part 1 and Part 2 below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.

PART 1

The portfolios listed below began operations before June 30, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.


PART 1       COVA SERIES TRUST
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                        -------------                           ----------

Select Equity                5/1/96               22.89%          --      23.01%           17.76%         --       21.19%
Small Cap Stock              5/1/96               16.63%          --      14.20%           11.51%         --       12.25%
International Equity         5/1/96                8.34%          --      12.00%            3.23%         --       10.01%
Quality Bond                 5/1/96                8.94%          --       7.28%            3.83%         --        5.20%
Large Cap Stock              5/1/96               29.38%          --      29.99%           24.25%         --       28.27%
Bond Debenture               5/1/96               11.92%          --      14.39%            6.81%         --       12.44%
Mid-Cap Value               8/20/97                 --            --      12.10%             --           --        6.87%
Large Cap Research          8/20/97                 --            --      13.44%             --           --        8.21%
Developing Growth           8/20/97                 --            --      13.14%             --           --        7.91%


PART 1       LORD ABBETT SERIES FUND, INC.
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                 Accumulation
                                                  Column A       Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr          5 yrs     since           1 yr         5 yrs      since
-----------------        ----------------        ----------    --------  -------------   ----------   ---------  ----------
                                                                         inception                               inception
                                                                         -------------                           ----------
Growth and Income           12/11/89               15.78%      16.73%      15.24%        10.66%       16.12%     15.12%



PART 1      GENERAL AMERICAN CAPITAL COMPANY
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                                                  Accumulation
                                                  Column A        Unit Performance
                                                 (reflects                               Column B
                                                 insurance                              (reflects
                                                 charges and                             all charges
                         Separate Account        portfolio                               and portfolio
                         Inception Date          expenses)                               expenses)
Portfolio                in Portfolio            1 yr             since           1 yr            since
-----------------        ----------------        ----------       -------------   ----------      ----------
                                                                  inception                       inception
                                                                  -------------                   ----------

Money Market                 6/3/96               4.30%              4.20%         -0.81%          1.95%



PART 1       VARIABLE INSURANCE PRODUCTS FUND
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98



                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP Growth           2/17/98          --             12.47%        --          7.35%

VIP Equity-Income    2/17/98          --              5.98%        --          0.87%


PART 1       VARIABLE INSURANCE PRODUCTS FUND II
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

VIP II Contrafund    2/17/98           --            11.78%       --            6.66%



PART 1          VARIABLE INSURANCE PRODUCTS FUND III
                AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98



                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------


VIP III Growth       2/17/98           --            5.65%        --           0.54%
Opportunities

VIP III Growth       2/17/98           --           10.87%        --           5.76%
& Income


PART 1      AIM VARIABLE INSURANCE FUNDS, INC.
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98



                                      Accumulation   Unit     Performance
                                      Column   A                     Column B
                    Separate          (reflects insurance            (reflects all
                    Account           charges and                    charges and
                    Inception         portfolio expenses)            portfolio expenses)
Portfolio           Date in           1 yr         since         1 yr        since
                    Portfolio                      inception                 inception
----------------    ---------       --------       ---------  -------------  ----------

AIM V.I. Capital     1/2/98           --             12.11%       --             7.00%
Appreciation

AIM V.I.             1/2/98           --             18.01%       --            12.89%
International
Equity

AIM V.I. Value       1/2/98           --             17.65%       --            12.53%


PART 1       MFS VARIABLE INSURANCE TRUST
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98



                                          Accumulation   Unit     Performance
                                          Column   A                     Column B
                        Separate          (reflects insurance            (reflects all
                        Account           charges and                    charges and
                        Inception         portfolio expenses)            portfolio expenses)
Portfolio               Date in           1 yr         since         1 yr        since
                        Portfolio                      inception                 inception
----------------        ---------       --------       ---------  -------------  ----------

MFS Emerging Growth      1/2/98          --              20.73%        --          15.61%
MFS Research             1/2/98          --              18.09%        --          12.97%
MFS Growth With Income   1/2/98          --              15.36%        --          10.24%
MFS High Income          1/2/98          --               3.97%        --          -1.14%
MFS World Governments    1/2/98          --               1.73%        --          -3.38%
MFS/Foreign & Colonial
 Emerging Markets Equity 1/2/98          --             -13.24%        --         -18.33%


PART 2

Certain investment portfolios ("Existing Funds") have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation unit performance calculated by assuming that accumulation units were invested in the Existing Funds for the same periods.

The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio. Column C presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.


PART 2   GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND
         AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98

                                           Fund    Performance       Accumulation   Unit     Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects insurance               (reflects all
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date          1 yr     5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------   ------  ------------  -------  -----------    -------------  -------  ---------  --------

Money Market        10/1/87       5.76%     5.15%      6.02%      4.36%     3.75%          4.62%         -0.74%   -0.85%     4.52%


PART 2      VARIABLE INSURANCE PRODUCTS FUND
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                                           Fund Performance                     Accumulation Unit Performance
                                           Column A                  Column   B                        Column C
                                                                     (reflects insurance               (reflects all
                    Portfolio                                         charges and                       charges and
                    Inception                                         portfolio expenses)               portfolio expenses)
Portfolio           Date           1 yr    5 yrs        10 yrs     1 yr    5 yrs         10 yrs         1 yr      5 yrs     10 yrs
----------------    ---------    -------  ------  ------------   -------  ---------      -------------  -------  ---------  --------

VIP Growth          10/9/86       29.23%  19.56%     16.58%       27.83%    18.16%          15.18%       22.73%   13.56%     15.08%
VIP Equity-Income   10/9/86       21.65%  20.01%     14.97%       20.25%    18.61%          13.57%       15.15%   14.01%     13.47%


PART 2       VARIABLE INSURANCE PRODUCTS FUND II
             AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                   since                        since
Portfolio           Date         1 yr             inception      1 yr     inception       1 yr         inception
----------------    ---------   -------------     ------------   -------  -------------  -----------  ------------
VIP II Contrafund    1/3/95       29.82%            29.34%        28.42%    27.94%         23.32%       23.34%


PART 2     VARIABLE INSURANCE PRODUCTS FUND III
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                               Fund Performance                     Accumulation Unit Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                   since                        since
Portfolio           Date         1 yr             inception      1 yr     inception       1 yr         inception
----------------    ---------   -------------     ------------   -------  -------------  -----------  ------------
VIP III Growth
Opportunities        1/3/95       25.31%            26.44%        23.91%     25.04%        18.81%        20.44%

VIP III Growth
& Income            12/31/96      31.05%            31.39%        29.65%     29.99%        24.55%        25.39%


PART 2      AIM VARIABLE INSURANCE FUNDS, INC.
            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                               Fund Performance                    Accumulation Unit Performance
                                Column A                         Column B                  Column C
                                                                (reflects insurance      (reflects all
                                                                 charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                    Portfolio
                    Inception                     since                           since                         since
Portfolio           Date         1 yr    5 yrs    inception      1 yr    5 yrs    inception    1 yr     5 yrs   inception
----------------    ---------   -------  ------   ------------   ------  -------  ----------   ------   -----   ----------

AIM V.I. Capital
Appreciation        5/5/93       18.21%   19.66%     19.48%      16.81%   18.26%    18.08%     11.71%    13.66%   17.98%

AIM V.I.
International
Equity              5/5/93       13.76%   16.18%     15.40%      12.36%   14.78%    14.00%      7.26%    10.18%   13.90%

AIM V.I. Value      5/5/93       26.33%   20.73%     21.62%      24.93%   19.33%    20.22%     19.83%    14.73%   20.12%


PART 2     MFS VARIABLE INSURANCE TRUST
           AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 6/30/98


                               Fund    Performance              Accumulation   Unit     Performance
                                Column A                         Column   B              Column C
                                                                (reflects insurance      (reflects all
                                                                charges and              charges and
                                                                 portfolio expenses)      portfolio expenses)
                        Portfolio
                        Inception                     since                   since                        since
Portfolio               Date         1 yr             inception      1 yr     inception       1 yr         inception
---------------         ---------   -------------     ------------   -------  -------------  ---------     ------------

MFS Emerging Growth        7/24/95    33.72%            27.38%        32.32%    25.98%         27.22%        21.38%
MFS Research               7/26/95    25.78%            25.24%        24.38%    23.84%         19.28%        19.24%
MFS Growth With Income     10/9/95    27.77%            28.96%        26.37%    27.56%         21.27%        22.96%
MFS High Income            7/26/95    11.34%            12.15%         9.94%    10.75%          4.84%         6.15%
MFS World Governments      6/14/94     2.75%             4.85%         1.35%     3.45%         -3.75%        -1.15%
MFS/Foreign & Colonial
Emerging Markets Equity    10/16/97     --             -21.39%          --     -22.38%           --         -27.48%


CL-4117(10/98)